Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Interest income
Loans	[1]	$ 26,977		$ 29,116	$ 24,991
Securities	[1]	2,035		2,238	1,771
Securities purchased under resale agreements and securities borrowed	[1]	286		502	446
Deposits with financial institutions	[1]	414		928	859
Interest income	[1]	29,712		32,784	28,067
Interest expense
Deposits		10,731		13,871	10,544
Subordinated debentures		240		294	214
Other	[2]	1,421		1,442	1,118
Interest expenses		12,392		15,607	11,876
Net interest income		17,320		17,177	16,191
Non-interest income
Card revenues	[3]	789		977	1,105
Banking services fees		1,540		1,812	1,705
Credit fees		1,348		1,316	1,191
Mutual funds		1,945		1,849	1,714
Brokerage fees		902		876	895
Investment management and trust		946		1,050	732
Underwriting and other advisory		690		497	514
Non-trading foreign exchange		708		667	622
Trading revenues		2,411		1,488	1,420
Net gain on sale of investment securities		607		351	146
Net income from investments in associated corporations		242		650	559
Insurance underwriting income, net of claims		497		676	686
Other fees and commissions		688		949	841
Other		703		699	454
Total non-interest income		14,016		13,857	12,584
Total revenue		31,336		31,034	28,775
Provision for credit losses		6,084		3,027	2,611
Profit from operating activity		25,252		28,007	26,164
Non-interest expenses
Salaries and employee benefits		8,624		8,443	7,455
Premises and technology	[2]	2,408		2,807	2,577
Depreciation and amortization	[2]	1,546		1,053	848
Communications		418		459	447
Advertising and business development		445		625	581
Professional		753		861	881
Business and capital taxes		517		515	464
Other	[3]	2,145		1,974	1,805
Total non-interest expenses		16,856		16,737	15,058
Income before taxes		8,396		11,270	11,106
Income tax expense		1,543		2,472	2,382
Net income		6,853	[2]	8,798	8,724
Net income attributable to non-controlling interests in subsidiaries		75		408	176
Net income attributable to equity holders of the Bank		6,778		8,390	8,548
Preferred shareholders and other equity instrument holders		196		182	187
Common shareholders		$ 6,582		$ 8,208	$ 8,361
Earnings per common share (in dollars)
Basic		$ 5.43		$ 6.72	$ 6.90
Diluted	[4]	5.30		6.68	6.82
Dividends paid per common share (in dollars)		$ 3.60		$ 3.49	$ 3.28

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $29,173 for the year ended October 31, 2020 (October 31, 2019 – $32,436; October 31, 2018 – $27,854).
[2]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[3]	The amounts for the years ended October 31, 2020 and October 31, 2019 have been prepared in accordance with IFRS 15; prior year amounts have not been restated (refer to Notes 3 and 4).
[4]	Earnings per share calculations are based on full dollar and share amounts.